UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks – 37.5% of Net Assets
	Aerospace & Defense – 0.5%
1,381	Boeing Co. (The)	$181,933
3,976	United Technologies Corp.	403,962

		585,895

	Air Freight & Logistics – 0.2%
7,096	bpost S.A.	192,424

	Airlines – 0.5%
6,100	Japan Airlines Co. Ltd.	179,312
9,656	Southwest Airlines Co.	375,522

		554,834

	Auto Components – 0.6%
2,072	Delphi Automotive PLC	147,775
11,929	Johnson Controls International PLC	555,056

		702,831

	Automobiles – 0.2%
7,288	General Motors Co.	231,540

	Banks – 3.4%
46,300	Bank of America Corp.	724,595
8,246	BB&T Corp.	311,039
2,300	Canadian Imperial Bank of Commerce	178,344
15,500	Citigroup, Inc.	732,065
13,179	JPMorgan Chase & Co.	877,590
3,603	PNC Financial Services Group, Inc. (The)	324,594
6,868	U.S. Bancorp	294,569
17,935	Wells Fargo & Co.	794,162

		4,236,958

	Beverages – 1.9%
17,453	Coca-Cola Co. (The)	738,611
7,700	Coca-Cola West Co. Ltd.	215,508
1,760	Constellation Brands, Inc., Class A	293,022
3,393	Diageo PLC	97,188
989	Dr Pepper Snapple Group, Inc.	90,306
8,325	PepsiCo, Inc.	905,510

		2,340,145

	Biotechnology – 0.6%
9,105	AbbVie, Inc.	574,252
1,082	Amgen, Inc.	180,489

		754,741

	Capital Markets – 0.1%
19,682	BGC Partners, Inc., Class A	172,218

	Chemicals – 0.9%
3,034	Dow Chemical Co. (The)	157,252
3,659	E.I. du Pont de Nemours & Co.	245,043

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
5,458	Evonik Industries AG	$184,777
2,413	LyondellBasell Industries NV, Class A	194,633
1,335	Monsanto Co.	136,437
2,160	PPG Industries, Inc.	223,258

		1,141,400

	Commercial Services & Supplies – 0.3%
5,764	Intrum Justitia AB	185,896
2,869	Waste Management, Inc.	182,928

		368,824

	Construction & Engineering – 0.3%
21,199	Peab AB	182,857
8,105	Skanska AB	189,355

		372,212

	Containers & Packaging – 0.3%
7,028	International Paper Co.	337,203

	Distributors – 0.0%
2,800	Canon Marketing Japan, Inc.	52,114

	Diversified Financial Services – 0.1%
2,603	Pargesa Holding S.A.	178,345

	Diversified Telecommunication Services – 2.4%
6,062	CenturyLink, Inc.	166,281
120,000	HKT Trust & HKT Ltd.	168,746
65,334	Spark New Zealand Ltd.	171,888
46,978	Verizon Communications, Inc.	2,441,916

		2,948,831

	Electric Utilities – 2.1%
17,500	CLP Holdings Ltd.	181,248
53,969	EDP—Energias de Portugal S.A.	181,120
2,135	Entergy Corp.	163,819
4,111	Exelon Corp.	136,855
6,667	Great Plains Energy, Inc.	181,942
188,000	HK Electric Investments & HK Electric Investments Ltd., 144A	184,318
7,086	NextEra Energy, Inc.	866,759
9,956	PG&E Corp.	609,009
3,763	PPL Corp.	130,087

		2,635,157

	Energy Equipment & Services – 0.2%
4,411	Halliburton Co.	197,966

	Food & Staples Retailing – 0.6%
3,487	CVS Health Corp.	310,308
8,177	Kroger Co. (The)	242,694
2,568	Wal-Mart Stores, Inc.	185,204

		738,206

	Food Products – 0.6%
3,656	B&G Foods, Inc.	179,802

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
1,277	J.M. Smucker Co. (The)	$173,084
3,012	Mead Johnson Nutrition Co.	237,978
6,483	Salmar ASA	198,200

		789,064

	Gas Utilities – 0.2%
4,017	AmeriGas Partners LP	183,416

	Health Care Providers & Services – 0.3%
770	HealthSouth Corp.	31,239
3,800	Miraca Holdings, Inc.	189,481
2,105	Quest Diagnostics, Inc.	178,146

		398,866

	Hotels, Restaurants & Leisure – 1.1%
3,153	Cedar Fair LP	180,636
1,045	Cracker Barrel Old Country Store, Inc.	138,170
2,975	Darden Restaurants, Inc.	182,427
12,998	Hilton Worldwide Holdings, Inc.	298,044
3,470	McDonald’s Corp.	400,299
2,690	Six Flags Entertainment Corp.	144,211

		1,343,787

	Household Durables – 0.2%
2,029	Leggett & Platt, Inc.	92,482
1,082	Whirlpool Corp.	175,457

		267,939

	Industrial Conglomerates – 0.9%
22,600	General Electric Co.	669,412
2,281	Roper Technologies, Inc.	416,214

		1,085,626

	Insurance – 3.1%
6,395	Assured Guaranty Ltd.	177,461
110,150	Aviva PLC, Sponsored ADR	1,267,826
59,300	AXA S.A., Sponsored ADR	1,254,788
2,015	Chubb Ltd.	253,185
19,120	MetLife, Inc.	849,502

		3,802,762

	Internet Software & Services – 0.1%
2,643	j2 Global, Inc.	176,050

	IT Services – 0.7%
1,469	Accenture PLC, Class A	179,468
3,090	Paychex, Inc.	178,818
1,400	Science Applications International Corp.	97,118
3,191	Visa, Inc., Class A	263,896
7,117	Western Union Co. (The)	148,176

		867,476

	Machinery – 0.2%
3,244	Caterpillar, Inc.	287,970

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.2%
4,435	Comcast Corp., Class A	$294,218

	Metals & Mining – 0.5%
4,444	Nucor Corp.	219,756
2,052	Reliance Steel & Aluminum Co.	147,805
7,404	Steel Dynamics, Inc.	185,026

		552,587

	Multi-Utilities – 0.8%
13,076	AGL Energy Ltd.	191,437
7,847	CenterPoint Energy, Inc.	182,286
29,349	DUET Group	56,506
5,255	Sempra Energy	563,283

		993,512

	Oil, Gas & Consumable Fuels – 2.5%
4,577	Chevron Corp.	471,065
7,100	Enbridge Income Fund Holdings, Inc.	184,001
19,624	Encana Corp.	205,463
2,090	EQT Corp.	151,776
11,317	Exxon Mobil Corp.	987,748
8,628	Golar LNG Ltd.	182,913
4,729	Gulfport Energy Corp.(b)	133,594
13,954	Kinder Morgan, Inc.	322,756
4,421	Neste OYJ	188,582
1,900	PDC Energy, Inc.(b)	127,414
1,845	Valero Energy Corp.	97,785

		3,053,097

	Personal Products – 0.2%
2,100	Pola Orbis Holdings, Inc.	187,985

	Pharmaceuticals – 2.4%
6,880	Bristol-Myers Squibb Co.	370,970
4,706	Eli Lilly & Co.	377,703
8,540	GlaxoSmithKline PLC	181,889
10,236	Johnson & Johnson	1,209,179
22,557	Pfizer, Inc.	764,006

		2,903,747

	Road & Rail – 0.3%
10,305	CSX Corp.	314,302

	Semiconductors & Semiconductor Equipment – 2.1%
28,401	Cypress Semiconductor Corp.	345,356
32,135	Intel Corp.	1,213,096
4,469	Maxim Integrated Products, Inc.	178,447
11,839	QUALCOMM, Inc.	810,972

		2,547,871

	Software – 3.2%
44,896	Microsoft Corp.	2,586,010
34,757	Oracle Corp.	1,365,255

		3,951,265

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – 0.3%
10,011	American Eagle Outfitters, Inc.	$178,796
4,854	Best Buy Co., Inc.	185,326

		364,122

	Technology Hardware, Storage & Peripherals – 0.3%
3,625	Apple, Inc.	409,806

	Thrifts & Mortgage Finance – 0.1%
6,800	Genworth MI Canada, Inc.	174,982

	Tobacco – 1.6%
6,479	Altria Group, Inc.	409,667
2,875	British American Tobacco PLC	183,356
3,419	Imperial Brands PLC	175,978
5,248	Philip Morris International, Inc.	510,211
7,554	Reynolds American, Inc.	356,171
5,029	Swedish Match AB	184,523
8,440	Vector Group Ltd.	181,713

		2,001,619

	Trading Companies & Distributors – 0.2%
74,100	Sojitz Corp.	189,851

	Transportation Infrastructure – 0.2%
53,700	SATS Ltd.	196,294

	Total Common Stocks (Identified Cost $44,484,901)	46,080,058

Principal Amount (‡)
Bonds and Notes – 33.1%
Non-Convertible Bonds – 32.6%
	Banking – 10.0%
$ 610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(c)	670,350
1,800,000	Banco Bilbao Vizcaya Argentaria S.A., (fixed rate to 5/09/2018, variable rate thereafter), 9.000%(c)	1,843,290
1,000,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(c)	897,500
2,250,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625%(c)	2,053,125
1,150,000	BNP Paribas S.A., (fixed rate to 3/30/2021, variable rate thereafter), 7.625%, 144A(c)	1,183,674
1,550,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500%(c)	1,600,685
1,200,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/15/2021, variable rate thereafter), 8.625%(c)	1,174,500
610,000	Societe Generale S.A., 4.250%, 8/19/2026, 144A	606,740
1,200,000	Standard Chartered PLC, (fixed rate to 4/02/2020, variable rate thereafter), 6.500%, 144A(c)	1,116,288

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 1,140,000	UBS Group AG, (fixed rate to 8/07/2025, variable rate thereafter), 6.875%(c)	$1,109,909

		12,256,061

	Cable Satellite – 0.9%
1,100,000	Cablevision Systems Corp., 7.750%, 4/15/2018	1,163,250

	Chemicals – 1.1%
350,000	Hexion, Inc., 8.875%, 2/01/2018	333,375
1,000,000	Koppers, Inc., 7.875%, 12/01/2019	1,020,000

		1,353,375

	Consumer Products – 0.7%
840,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	867,300

	Electric – 0.8%
600,000	Dynegy, Inc., 5.875%, 6/01/2023	544,500
435,000	NRG Energy, Inc., 7.250%, 5/15/2026, 144A	442,612

		987,112

	Finance Companies – 0.6%
295,000	Cia Latinoamericana de Infraestructura & Servicios S.A., 9.500%, 7/20/2023, 144A	295,369
395,000	Mexico City Airport Trust, 4.250%, 10/31/2026, 144A	395,987

		691,356

	Food & Beverage – 0.5%
635,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	649,288

	Government Owned—No Guarantee – 2.6%
1,745,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	1,906,412
1,150,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,270,750

		3,177,162

	Independent Energy – 1.1%
80,000	Southwestern Energy Co., 7.500%, 2/01/2018	83,800
1,230,000	WPX Energy, Inc., 5.250%, 1/15/2017	1,239,225

		1,323,025

	Metals & Mining – 2.3%
1,020,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.750%, 2/01/2022	1,048,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 1,200,000	Glencore Finance Canada Ltd., 5.800%, 11/15/2016, 144A	$1,204,200
340,000	Teck Resources Ltd., 8.000%, 6/01/2021, 144A	369,750
150,000	Teck Resources Ltd., 8.500%, 6/01/2024, 144A	171,750

		2,793,750

	Midstream – 0.4%
465,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	503,820

	Packaging – 0.4%
540,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023, 144A(d)	537,300

	Property & Casualty Insurance – 0.5%
565,000	Old Republic International Corp., 3.875%, 8/26/2026	564,007

	Sovereigns – 1.2%
850,000	Republic of Argentina, 6.250%, 4/22/2019, 144A	900,465
485,000	Republic of Argentina, 7.500%, 4/22/2026, 144A	547,298

		1,447,763

	Technology – 4.9%
1,700,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,880,625
370,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	393,115
1,160,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,271,711
75,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	82,488
410,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	481,972
290,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	347,232
690,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	759,000
675,000	Western Digital Corp., 10.500%, 4/01/2024, 144A	783,000

		5,999,143

	Treasuries – 2.0%
500,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	2,528,558

	Wirelines – 2.6%
380,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	330,600
385,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	394,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 1,355,000	Frontier Communications Corp., 8.875%, 9/15/2020	$1,461,706
920,000	Frontier Communications Corp., 10.500%, 9/15/2022	975,200

		3,162,131

	Total Non-Convertible Bonds (Identified Cost $38,434,436)	40,004,401

Convertible Bonds – 0.5%
	Cable Satellite – 0.5%
610,000	Dish Network Corp., 144A (Identified Cost $645,487)	667,950

	Total Bonds and Notes (Identified Cost $39,079,923)	40,672,351

Shares
Exchange-Traded Funds & Notes – 16.7%
113,000	iShares® MSCI Emerging Markets ETF	4,231,850
70,650	iShares® Select Dividend ETF	6,053,998
264,000	JPMorgan Alerian MLP Index ETN	8,316,000
22,000	SPDR® S&P Dividend ETF	1,855,920

	Total Exchange-Traded Funds (Identified Cost $20,423,297)	20,457,768

Principal Amount (‡)
Senior Loans – 5.1%
	Airlines – 2.5%
$ 3,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020(e)	3,090,443

	Electric – 0.9%
1,060,000	Dynegy, Inc., Escrow, 5.000%, 6/27/2023(e)	1,067,685

	Independent Energy – 0.3%
392,811	Chesapeake Energy Corp., Term Loan, 8.500%, 8/23/2021(e)	412,082

	Technology – 1.4%
1,715,000	Dell, Inc., 2016 Term Loan B, 9/07/2023(f)	1,724,656

	Total Senior Loans (Identified Cost $6,172,313)	6,294,866

Shares	Description	Value (†)
Preferred Stocks – 4.1%
Non-Convertible Preferred Stocks – 3.6%
	Banking – 3.1%
64,000	Bank of America Corp., Series CC, 6.200%	$1,685,120
32,000	Goldman Sachs Group, Inc. (The), Series N, 6.300%	864,320
48,000	JPMorgan Chase & Co., Series BB, 6.150%	1,303,680

		3,853,120

	Consumer Cyclical Services – 0.5%
22,000	eBay, Inc., 6.000%	597,080

	Total Non-Convertible Preferred Stocks (Identified Cost $4,174,960)	4,450,200

Convertible Preferred Stock – 0.5%
	Pharmaceuticals – 0.5%
665	Allergan PLC, Series A, 5.500% (Identified Cost $575,087)	546,384

	Total Preferred Stocks (Identified Cost $4,750,047)	4,996,584

Principal Amount (‡)
Short-Term Investments – 7.4%
$ 9,148,701	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $9,148,724 on 10/03/2016 collateralized by $8,655,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $9,336,581 including accrued interest(g)(Identified Cost $9,148,701)	9,148,701

	Total Investments – 103.9% (Identified Cost $124,059,182)(a)	127,650,328
	Other assets less liabilities – (3.9)%	(4,751,277)

	Net Assets – 100.0%	$122,899,051

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, $4,669,178 of the Fund’s investments, or 3.8% of the Fund’s net assets, were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $124,074,496 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,698,014
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,122,182)

Net unrealized appreciation	$3,575,832

At December 31, 2015, the Fund had a short-term capital loss carryforward of $1,209,090 which expires on December 31, 2017. At December 31, 2015, late- year ordinary and post-October capital loss deferrals were $3,169. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Perpetual bond with no specified maturity date.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended September 30, 2016, the issuer has not made any interest payments.
(e)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(f)	Position is unsettled. Contract rate was not determined at September 30, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of Rule 144A holdings amounted to $15,323,782 or 12.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$—	$192,424	$—	$192,424
Airlines	375,522	179,312	—	554,834
Beverages	2,027,449	312,696	—	2,340,145
Chemicals	956,623	184,777	—	1,141,400
Commercial Services & Supplies	182,928	185,896	—	368,824
Construction & Engineering	—	372,212	—	372,212
Distributors	—	52,114	—	52,114
Diversified Financial Services	—	178,345	—	178,345
Diversified Telecommunication Services	2,608,197	340,634	—	2,948,831
Electric Utilities	2,088,471	546,686	—	2,635,157
Food Products	590,864	198,200	—	789,064
Health Care Providers & Services	209,385	189,481	—	398,866
Multi-Utilities	745,569	247,943	—	993,512
Oil, Gas & Consumable Fuels	2,864,515	188,582	—	3,053,097
Personal Products	—	187,985	—	187,985
Pharmaceuticals	2,721,858	181,889	—	2,903,747
Tobacco	1,457,762	543,857	—	2,001,619
Trading Companies & Distributors	—	189,851	—	189,851
Transportation Infrastructure	—	196,294	—	196,294
All Other Common Stocks*	24,581,737	—	—	24,581,737

Total Common Stocks	41,410,880	4,669,178	—	46,080,058

Bonds and Notes*	—	40,672,351	—	40,672,351
Exchange-Traded Funds & Notes	20,457,768	—	—	20,457,768
Senior Loans*	—	6,294,866	—	6,294,866

Preferred Stocks
Non-Convertible Preferred Stocks
Banking	1,303,680	2,549,440	—	3,853,120
All Other Non-Convertible Preferred Stocks*	597,080	—	—	597,080

Total Non-Convertible Preferred Stocks	1,900,760	2,549,440	—	4,450,200

Convertible Preferred Stock*	546,384	—	—	546,384

Total Preferred Stocks	2,447,144	2,549,440	—	4,996,584

Short-Term Investments	—	9,148,701	—	9,148,701

Total	$64,315,792	$63,334,536	$—	$127,650,328

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2016 (Unaudited)

Exchange-Traded Funds	16.7%
Banking	13.1
Technology	6.3
Banks	3.4
Software	3.2
Insurance	3.1
Airlines	3.0
Pharmaceuticals	2.9
Metals & Mining	2.8
Government Owned—No Guarantee	2.6
Wirelines	2.6
Oil, Gas & Consumable Fuels	2.5
Diversified Telecommunication Services	2.4
Electric Utilities	2.1
Semiconductors & Semiconductor Equipment	2.1
Treasuries	2.0
Chemicals	2.0
Other Investments, less than 2% each	23.7
Short-Term Investments	7.4

Total Investments	103.9
Other assets less liabilities	(3.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets
	Belgium – 2.9%
25,353	KBC Groep NV(b)	$1,480,002

	Canada – 1.5%
30,830	AltaGas Ltd.	792,869

	Denmark – 6.7%
5,826	Coloplast AS, Series B	453,096
41,389	Novo Nordisk AS, Class B	1,725,039
10,116	Novozymes AS	446,175
10,351	Vestas Wind Systems AS	855,029

		3,479,339

	France – 7.4%
15,221	Essilor International S.A.	1,963,440
2,371	Ingenico Group S.A.	207,306
4,658	L’Oreal S.A.	880,405
13,492	Valeo S.A.	787,511

		3,838,662

	Germany – 4.7%
3,720	Allianz SE, (Registered)	552,829
61,274	Deutsche Telekom AG	1,029,434
11,654	Symrise AG	854,641

		2,436,904

	Hong Kong – 1.5%
80,737	AIA Group Ltd.	542,935
341,823	Beijing Enterprises Water Group Ltd.	233,029

		775,964

	Ireland – 3.6%
17,500	Eaton Corp. PLC	1,149,925
8,100	Medtronic PLC	699,840

		1,849,765

	Japan – 2.9%
4,100	Rinnai Corp.	381,685
19,700	Toyota Motor Corp.	1,142,727

		1,524,412

	Netherlands – 3.9%
7,332	ASML Holding NV	803,520
26,392	Unilever NV	1,215,964

		2,019,484

	Singapore – 1.7%
768,700	Raffles Medical Group Ltd.	863,571

	Spain – 1.2%
21,397	Enagas S.A.	643,670

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – 1.4%
11,471	Cie Financiere Richemont S.A., (Registered)	$699,589

	United Kingdom – 4.2%
21,311	Halma PLC	289,336
303,943	Legal & General Group PLC	861,381
59,345	Prudential PLC	1,051,988

		2,202,705

	United States – 52.5%
8,100	A.O. Smith Corp.	800,199
3,101	Alphabet, Inc., Class A(b)	2,493,390
1,900	Amazon.com, Inc.(b)	1,590,889
18,600	American Water Works Co., Inc.	1,392,024
16,700	Criteo S.A., Sponsored ADR(b)	586,337
23,187	Danaher Corp.	1,817,629
16,500	Delphi Automotive PLC	1,176,780
9,000	Ecolab, Inc.	1,095,480
13,200	Ellie Mae, Inc.(b)	1,389,960
11,800	Gilead Sciences, Inc.	933,616
7,000	Illumina, Inc.(b)	1,271,620
8,100	International Flavors & Fragrances, Inc.	1,158,057
13,700	MasterCard, Inc., Class A	1,394,249
29,363	Microsoft Corp.	1,691,309
9,000	NextEra Energy, Inc.	1,100,880
11,300	Roper Technologies, Inc.	2,061,911
16,600	Thermo Fisher Scientific, Inc.	2,640,396
5,800	United Natural Foods, Inc.(b)	232,232
29,200	Visa, Inc., Class A	2,414,839

		27,241,797

	Total Common Stocks (Identified Cost $48,653,689)	49,848,733

Principal Amount
Short-Term Investments – 3.0%
$ 1,554,428	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $1,554,432 on 10/03/2016 collateralized by $1,570,000 U.S. Treasury Note, 1.500% due 3/31/2023 valued at $1,587,663 including accrued interest(c) (Identified Cost $1,554,428)	1,554,428
	Total Investments – 99.1% (Identified Cost $50,208,117)(a)	51,403,161
	Other assets less liabilities – 0.9%	461,936

	Net Assets – 100.0%	$51,865,097

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$19,964,302	38.5%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $50,208,117 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,307,901
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,112,857)

Net unrealized appreciation	$1,195,044

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$1,480,002	$—	$1,480,002
Denmark	—	3,479,339	—	3,479,339
France	—	3,838,662	—	3,838,662
Germany	—	2,436,904	—	2,436,904
Hong Kong	—	775,964	—	775,964
Japan	—	1,524,412	—	1,524,412
Netherlands	—	2,019,484	—	2,019,484
Singapore	—	863,571	—	863,571
Spain	—	643,670	—	643,670
Switzerland	—	699,589	—	699,589
United Kingdom	—	2,202,705	—	2,202,705
All Other Common Stocks*	29,884,431	—	—	29,884,431

Total Common Stocks	29,884,431	19,964,302	—	49,848,733

Short-Term Investments	—	1,554,428	—	1,554,428

Total	$29,884,431	$21,518,730	$—	$51,403,161

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2016 (Unaudited)

Health Care Equipment & Supplies	9.6%
Life Sciences Tools & Services	7.5
IT Services	7.4
Chemicals	6.8
Software	6.0
Internet Software & Services	5.9
Insurance	5.8
Personal Products	4.0
Industrial Conglomerates	4.0
Electrical Equipment	3.8
Auto Components	3.8
Pharmaceuticals	3.3
Water Utilities	3.2
Internet & Direct Marketing Retail	3.1
Banks	2.9
Automobiles	2.2
Electric Utilities	2.1
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	12.7
Short-Term Investments	3.0

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at September 30, 2016 (Unaudited)

United States Dollar	59.1%
Euro	20.1
Danish Krone	6.7
British Pound	4.2
Japanese Yen	2.9
Other, less than 2% each	6.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets
	Australia – 3.3%
2,795,868	AMP Ltd.	$11,366,238
1,291,866	Orica Ltd.	15,133,843

		26,500,081

	China – 1.7%
78,015	Baidu, Inc., Sponsored ADR(b)	14,204,191

	France – 13.3%
591,000	BNP Paribas S.A.(c)	30,397,223
572,100	Bureau Veritas S.A.	12,274,412
97,823	Danone	7,263,632
71,215	Kering	14,369,969
75,450	LVMH Moet Hennessy Louis Vuitton SE	12,865,039
64,100	Pernod-Ricard S.A.	7,591,625
134,300	Safran S.A.	9,659,130
230,900	Valeo S.A.	13,477,339

		107,898,369

	Germany – 8.1%
185,000	Allianz SE, (Registered)	27,492,863
47,200	Continental AG	9,945,094
396,500	Daimler AG, (Registered)	27,964,189

		65,402,146

	Hong Kong – 1.7%
837,695	Melco Crown Entertainment Ltd., Sponsored ADR	13,495,266

	Indonesia – 1.7%
16,344,200	Bank Mandiri Persero Tbk PT	14,102,139

	Ireland – 0.9%
362,431	Experian PLC	7,240,634

	Israel – 0.1%
11,200	Check Point Software Technologies Ltd.(b)	869,232

	Italy – 7.0%
443,400	Exor SpA	17,953,868
11,728,300	Intesa Sanpaolo SpA	26,038,039
4,098,500	Prada SpA	13,162,326

		57,154,233

	Japan – 13.5%
3,427,000	Daiwa Securities Group, Inc.	19,295,066
931,600	Honda Motor Co. Ltd.(c)	26,886,236
328,000	Komatsu Ltd.	7,524,059
4,874,100	Nomura Holdings, Inc.	21,843,452
63,600	Olympus Corp.	2,220,997
319,600	Omron Corp.	11,503,969

Shares	Description	Value (†)
Common Stocks – continued
	Japan-continued
347,600	Toyota Motor Corp.	$20,163,040

		109,436,819

	Korea – 1.2%
6,920	Samsung Electronics Co. Ltd.	10,080,793

	Mexico – 1.9%
615,700	Grupo Televisa SAB, Sponsored ADR	15,817,333

	Netherlands – 2.7%
70,731	Akzo Nobel NV	4,784,233
54,830	ASML Holding NV	6,008,867
389,739	Koninklijke Philips NV	11,532,196

		22,325,296

	Sweden – 4.2%
178,100	Atlas Copco AB, B Shares	4,866,573
529,900	Hennes & Mauritz AB, B Shares	14,956,747
826,000	SKF AB, B Shares	14,264,474

		34,087,794

	Switzerland – 18.5%
306,300	Cie Financiere Richemont S.A., (Registered)	18,680,495
3,195,767	Credit Suisse Group AG, (Registered)(c)	42,000,764
15,261,800	Glencore PLC(b)	41,789,423
60,100	Kuehne & Nagel International AG, (Registered)	8,734,106
383,395	LafargeHolcim Ltd., (Registered)	20,766,623
10,800	Nestle S.A., (Registered)	852,812
61,805	Swatch Group AG (The)	17,520,932

		150,345,155

	Taiwan – 0.4%
520,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,056,633

	United Kingdom – 16.9%
1,130,700	Ashtead Group PLC	18,582,270
3,329,200	CNH Industrial NV	23,838,571
416,000	Diageo PLC	11,915,721
3,426,500	G4S PLC	10,103,804
38,096,800	Lloyds Banking Group PLC	26,915,930
1,233,504	Meggitt PLC	7,199,594
4,868,500	Royal Bank of Scotland Group PLC(b)	11,270,902
394,889	Schroders PLC	13,790,023
100	Schroders PLC, (Non Voting)	2,624
441,100	Smiths Group PLC	8,373,128
74,800	Wolseley PLC	4,206,936
36,200	WPP PLC	850,903

		137,050,406

	United States – 2.0%
119,782	Willis Towers Watson PLC	15,903,456

	Total Common Stocks (Identified Cost $877,830,970)	804,969,976

Principal Amount	Description	Value (†)
Short-Term Investments – 0.8%
$ 6,619,702	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $6,619,719 on 10/03/2016 collateralized by $6,260,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $6,752,975 including accrued interest(d)(Identified Cost $6,619,702)	$6,619,702

	Total Investments – 99.9% (Identified Cost $884,450,672)(a)	811,589,678
	Other assets less liabilities – 0.1%	990,528

	Net Assets – 100.0%	$812,580,206

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$744,680,498	91.6%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized depreciation on investments based on a cost of $884,450,672 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$49,757,952
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(122,618,946)

Net unrealized depreciation	$(72,860,994)

At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $2,438,773. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	12/21/2016	Australian Dollar	4,193,000	$3,203,520	$(118,478)
Sell[1]	3/15/2017	Swiss Franc	27,035,000	28,111,645	(60,929)

Total					$(179,407)

[1]	Counterparty is State Street Bank and Trust Company

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$26,500,081	$—	$26,500,081
France	—	107,898,369	—	107,898,369
Germany	—	65,402,146	—	65,402,146
Indonesia	—	14,102,139	—	14,102,139
Ireland	—	7,240,634	—	7,240,634
Italy	—	57,154,233	—	57,154,233
Japan	—	109,436,819	—	109,436,819
Korea	—	10,080,793	—	10,080,793
Netherlands	—	22,325,296	—	22,325,296
Sweden	—	34,087,794	—	34,087,794
Switzerland	—	150,345,155	—	150,345,155
Taiwan	—	3,056,633	—	3,056,633
United Kingdom	—	137,050,406	—	137,050,406
All Other Common Stocks*	60,289,478	—	—	60,289,478

Total Common Stocks	60,289,478	744,680,498	—	804,969,976

Short-Term Investments	—	6,619,702	—	6,619,702

Total	$60,289,478	$751,300,200	$—	$811,589,678

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(179,407)	$—	$(179,407)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $18,325,211 was transferred from Level 1 to Level 2 during the period ended September 30, 2016. At December 31, 2016, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At September 30, 2016, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended September 30, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes.

.The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(179,407)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
State Street Bank and Trust Company	$(179,407)	$—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2016:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$—	$—

Industry Summary at September 30, 2016 (Unaudited)

Banks	13.3%
Capital Markets	12.0
Textiles, Apparel & Luxury Goods	9.5
Automobiles	9.3
Machinery	6.2
Insurance	5.4
Metals & Mining	5.1
Diversified Financial Services	3.6
Auto Components	2.9
Trading Companies & Distributors	2.8
Construction Materials	2.5
Chemicals	2.5
Industrial Conglomerates	2.4
Professional Services	2.4
Beverages	2.4
Aerospace & Defense	2.1
Media	2.0
Other Investments, less than 2% each	12.7
Short-Term Investments	0.8

Total Investments	99.9
Other assets less liabilities (including forward foreign currency contracts)	0.1

Net Assets	100.0%

Currency Exposure Summary at September 30, 2016 (Unaudited)

Euro	32.4%
British Pound	20.0
Japanese Yen	13.5
Swiss Franc	13.4
United States Dollar	8.2
Swedish Krona	4.2
Australian Dollar	3.3
Other, less than 2% each	4.9

Total Investments	99.9
Other assets less liabilities (including forward foreign currency contracts)	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets
	Air Freight & Logistics – 4.2%
258,768	Expeditors International of Washington, Inc.	$13,331,727
48,400	FedEx Corp.	8,454,512
45,058	United Parcel Service, Inc., Class B	4,927,543

		26,713,782

	Automobiles – 1.2%
231,700	General Motors Co.	7,361,109

	Banks – 6.0%
898,000	Bank of America Corp.	14,053,700
266,100	Citigroup, Inc.	12,567,903
168,900	JPMorgan Chase & Co.	11,247,051

		37,868,654

	Beverages – 5.5%
167,927	Coca-Cola Co. (The)	7,106,671
51,600	Diageo PLC, Sponsored ADR	5,987,664
122,121	Monster Beverage Corp.(b)	17,928,584
61,451	SABMiller PLC, Sponsored ADR	3,569,688

		34,592,607

	Biotechnology – 1.9%
28,897	Amgen, Inc.	4,820,308
17,594	Regeneron Pharmaceuticals, Inc.(b)	7,073,140

		11,893,448

	Capital Markets – 5.4%
40,743	FactSet Research Systems, Inc.	6,604,440
47,200	Goldman Sachs Group, Inc. (The)	7,611,944
156,053	Greenhill & Co., Inc.	3,678,169
71,236	MSCI, Inc.	5,979,550
228,163	SEI Investments Co.	10,406,515

		34,280,618

	Communications Equipment – 2.6%
522,735	Cisco Systems, Inc.	16,581,154

	Consumer Finance – 2.0%
56,043	American Express Co.	3,588,994
129,000	Capital One Financial Corp.	9,266,070

		12,855,064

	Energy Equipment & Services – 1.3%
105,057	Schlumberger Ltd.	8,261,683

	Food Products – 1.4%
576,625	Danone, Sponsored ADR	8,562,881

	Health Care Equipment & Supplies – 1.8%
115,378	Varian Medical Systems, Inc.(b)	11,483,572

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – 1.3%
57,700	UnitedHealth Group, Inc.	$8,078,000

	Health Care Technology – 1.1%
110,285	Cerner Corp.(b)	6,810,099

	Hotels, Restaurants & Leisure – 1.2%
82,111	Yum! Brands, Inc.	7,456,500

	Household Durables – 1.2%
48,550	Whirlpool Corp.	7,872,868

	Household Products – 1.2%
82,494	Procter & Gamble Co. (The)	7,403,837

	Industrial Conglomerates – 1.9%
394,300	General Electric Co.	11,679,166

	Insurance – 4.7%
130,500	Aflac, Inc.	9,379,035
195,400	American International Group, Inc.	11,595,036
74,600	Aon PLC	8,391,754

		29,365,825

	Internet & Direct Marketing Retail – 4.8%
28,740	Amazon.com, Inc.(b)	24,064,289
306,100	Liberty Interactive Corp./QVC Group, Class A(b)	6,125,061

		30,189,350

	Internet Software & Services – 11.0%
166,073	Alibaba Group Holding Ltd., Sponsored ADR(b)	17,568,863
29,541	Alphabet, Inc., Class A(b)	23,752,736
10,172	Alphabet, Inc., Class C(b)	7,906,594
156,978	Facebook, Inc., Class A(b)	20,135,568

		69,363,761

	IT Services – 5.9%
33,932	Automatic Data Processing, Inc.	2,992,803
107,500	MasterCard, Inc., Class A	10,940,275
278,933	Visa, Inc., Class A	23,067,759

		37,000,837

	Machinery – 4.0%
110,600	Caterpillar, Inc.	9,817,962
74,900	Cummins, Inc.	9,598,435
70,306	Deere & Co.	6,000,617

		25,417,014

	Media – 1.1%
499,000	News Corp., Class A	6,976,020

	Metals & Mining – 0.4%
33,394	Compass Minerals International, Inc.	2,461,138

	Oil, Gas & Consumable Fuels – 3.5%
139,300	Anadarko Petroleum Corp.	8,826,048

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
206,500	Apache Corp.	$13,189,155

		22,015,203

	Pharmaceuticals – 2.7%
46,242	Merck & Co., Inc.	2,885,963
67,739	Novartis AG, Sponsored ADR	5,348,671
211,464	Novo Nordisk AS, Sponsored ADR	8,794,788

		17,029,422

	Semiconductors & Semiconductor Equipment – 7.3%
16,601	Analog Devices, Inc.	1,069,934
278,800	Intel Corp.	10,524,700
24,519	Linear Technology Corp.	1,453,732
332,363	QUALCOMM, Inc.	22,766,866
141,800	Texas Instruments, Inc.	9,951,524

		45,766,756

	Software – 7.3%
145,182	Autodesk, Inc.(b)	10,501,014
235,765	Microsoft Corp.	13,580,064
564,742	Oracle Corp.	22,183,066

		46,264,144

	Technology Hardware, Storage & Peripherals – 1.6%
86,600	Apple, Inc.	9,790,130

	Textiles, Apparel & Luxury Goods – 1.0%
69,504	adidas AG, Sponsored ADR	6,039,898

	Total Common Stocks (Identified Cost $484,789,453)	607,434,540

Principal Amount
Short-Term Investments – 3.7%
$ 23,372,169	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $23,372,227 on 10/03/2016 collateralized by $22,105,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $23,845,769 including accrued interest(c) (Identified Cost $23,372,169)	23,372,169

	Total Investments – 100.2% (Identified Cost $508,161,622)(a)	630,806,709
	Other assets less liabilities – (0.2)%	(1,063,571)

	Net Assets – 100.0%	$629,743,138

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security..

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $508,161,622 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$133,405,923
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,760,836)

Net unrealized appreciation	$122,645,087

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$607,434,540	$—	$—	$607,434,540
Short-Term Investments	—	23,372,169	—	23,372,169

Total	$607,434,540	$23,372,169	$—	$630,806,709

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2016 (Unaudited)

Internet Software & Services	11.0%
Software	7.3
Semiconductors & Semiconductor Equipment	7.3
Banks	6.0
IT Services	5.9
Beverages	5.5
Capital Markets	5.4
Internet & Direct Marketing Retail	4.8
Insurance	4.7
Air Freight & Logistics	4.2
Machinery	4.0
Oil, Gas & Consumable Fuels	3.5
Pharmaceuticals	2.7
Communications Equipment	2.6
Consumer Finance	2.0
Other Investments, less than 2% each	19.6
Short-Term Investments	3.7

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 91.1% of Net Assets
	Aerospace & Defense – 1.6%
151,475	Engility Holdings, Inc.(b)	$4,771,462

	Banks – 13.3%
229,525	First Financial Bancorp	5,012,826
173,525	First Merchants Corp.	4,641,794
178,075	Hope Bancorp, Inc.	3,093,163
72,475	Lakeland Financial Corp.	2,567,065
197,450	Old National Bancorp	2,776,147
103,225	Pacific Premier Bancorp, Inc.(b)	2,731,333
147,700	Prosperity Bancshares, Inc.	8,107,253
176,350	Union Bankshares Corp.	4,720,889
182,325	Webster Financial Corp.	6,930,173

		40,580,643

	Building Products – 1.7%
36,350	American Woodmark Corp.(b)	2,928,719
102,425	Continental Building Products, Inc.(b)	2,149,901

		5,078,620

	Commercial Services & Supplies – 4.4%
180,250	KAR Auction Services, Inc.	7,779,590
48,950	Multi-Color Corp.	3,230,700
70,950	Team, Inc.(b)	2,320,774

		13,331,064

	Consumer Finance – 1.8%
116,100	FirstCash, Inc.	5,465,988

	Containers & Packaging – 4.5%
513,950	Graphic Packaging Holding Co.	7,190,160
247,375	Multi Packaging Solutions International Ltd.(b)	3,564,674
61,950	Silgan Holdings, Inc.	3,134,051

		13,888,885

	Electric Utilities – 1.4%
90,850	El Paso Electric Co.	4,249,054

	Electrical Equipment – 0.7%
115,725	Thermon Group Holdings, Inc.(b)	2,285,569

	Electronic Equipment, Instruments & Components – 1.8%
15,450	Littelfuse, Inc.	1,990,114
48,575	Zebra Technologies Corp., Class A(b)	3,381,306

		5,371,420

	Energy Equipment & Services – 0.6%
93,475	Forum Energy Technologies, Inc.(b)	1,856,414

	Gas Utilities – 0.8%
38,475	Spire, Inc.	2,452,397

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 0.6%
23,325	Integra LifeSciences Holdings Corp.(b)	$1,925,479

	Health Care Providers & Services – 4.2%
99,025	Amsurg Corp.(b)	6,639,626
130,850	Civitas Solutions, Inc.(b)	2,389,321
184,425	Surgery Partners, Inc.(b)	3,732,762

		12,761,709

	Health Care Technology – 0.9%
85,475	Cotiviti Holdings, Inc.(b)	2,865,977

	Household Durables – 1.9%
90,104	CalAtlantic Group, Inc.	3,013,078
110,800	La-Z-Boy, Inc.	2,721,248

		5,734,326

	Insurance – 9.5%
132,250	Aspen Insurance Holdings Ltd.	6,161,527
197,100	Brown & Brown, Inc.	7,432,641
193,800	First American Financial Corp.	7,612,464
65,641	RenaissanceRe Holdings Ltd.	7,887,423

		29,094,055

	IT Services – 6.6%
325,175	Booz Allen Hamilton Holding Corp.	10,278,782
75,900	CACI International, Inc., Class A(b)	7,658,310
83,050	Virtusa Corp.(b)	2,049,674

		19,986,766

	Leisure Products – 1.0%
74,100	Vista Outdoor, Inc.(b)	2,953,626

	Life Sciences Tools & Services – 4.4%
157,225	Albany Molecular Research, Inc.(b)	2,595,785
43,700	PRA Health Sciences, Inc.(b)	2,469,487
296,225	VWR Corp.(b)	8,400,941

		13,466,213

	Machinery – 4.8%
135,400	Franklin Electric Co., Inc.	5,512,134
184,675	Hillenbrand, Inc.	5,843,117
50,950	Lincoln Electric Holdings, Inc.	3,190,489

		14,545,740

	Marine – 1.0%
48,175	Kirby Corp.(b)	2,994,558

	Metals & Mining – 1.5%
62,300	Reliance Steel & Aluminum Co.	4,487,469

	Multi-Utilities – 3.1%
86,475	NorthWestern Corp.	4,974,907
87,350	Vectren Corp.	4,384,970

		9,359,877

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 3.7%
163,875	Callon Petroleum Co.(b)	$2,572,838
459,575	Laredo Petroleum, Inc.(b)	5,928,517
253,975	Oasis Petroleum, Inc.(b)	2,913,093

		11,414,448

	Professional Services – 4.3%
42,950	Dun & Bradstreet Corp. (The)	5,867,829
107,025	ICF International, Inc.(b)	4,743,348
72,900	TransUnion(b)	2,515,050

		13,126,227

	REITs—Hotels – 0.9%
149,625	Hersha Hospitality Trust	2,696,243

	REITs—Shopping Centers – 0.8%
135,650	Ramco-Gershenson Properties Trust	2,542,081

	Road & Rail – 0.7%
31,475	Genesee & Wyoming, Inc., Class A(b)	2,170,201

	Semiconductors & Semiconductor Equipment – 2.1%
107,625	Silicon Laboratories, Inc.(b)	6,328,350

	Software – 2.1%
53,750	BroadSoft, Inc.(b)	2,502,063
103,550	Verint Systems, Inc.(b)	3,896,586

		6,398,649

	Specialty Retail – 1.3%
61,800	Group 1 Automotive, Inc.	3,947,784

	Technology Hardware, Storage & Peripherals – 0.9%
54,050	Electronics For Imaging, Inc.(b)	2,644,126

	Textiles, Apparel & Luxury Goods – 0.5%
48,675	Steven Madden Ltd.(b)	1,682,208

	Trading Companies & Distributors – 1.7%
84,725	WESCO International, Inc.(b)	5,209,740

	Total Common Stocks (Identified Cost $242,619,946)	277,667,368

Exchange-Traded Funds – 4.5%
130,500	iShares® Russell 2000 Value Index ETF (Identified Cost $13,549,066)	13,669,875

Closed-End Investment Companies – 2.4%
355,650	FS Investment Corp.	3,368,005
234,850	TCP Capital Corp.	3,846,843

	Total Closed-End Investment Companies (Identified Cost $7,033,034)	7,214,848

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$6,073,734	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $6,073,749 on 10/03/2016 collateralized by $5,745,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $6,197,419 including accrued interest(c) (Identified Cost $6,073,734)	$6,073,734

	Total Investments – 100.0% (Identified Cost $269,275,780)(a)	304,625,825
	Other assets less liabilities – (0.0)%	(54,659)

	Net Assets – 100.0%	$304,571,166

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $269,275,780 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,716,612
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,366,567)

Net unrealized appreciation	$35,350,045

At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $1,710,621. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF        Exchange-Traded Fund

REITs     Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$277,667,368	$—	$—	$277,667,368
Exchange-Traded Funds	13,669,875	—	—	13,669,875
Closed-End Investment Companies	7,214,848	—	—	7,214,848
Short-Term Investments	—	6,073,734	—	6,073,734

Total	$298,552,091	$6,073,734	$—	$304,625,825

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2016 (Unaudited)

Banks	13.3%
Insurance	9.5
IT Services	6.6
Machinery	4.8
Containers & Packaging	4.5
Exchange-Traded Funds	4.5
Life Sciences Tools & Services	4.4
Commercial Services & Supplies	4.4
Professional Services	4.3
Health Care Providers & Services	4.2
Oil, Gas & Consumable Fuels	3.7
Multi-Utilities	3.1
Closed-End Investment Companies	2.4
Software	2.1
Semiconductors & Semiconductor Equipment	2.1
Other Investments, less than 2% each	24.1
Short-Term Investments	2.0

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2016